Document and Entity Information	Sep. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000908937
Document Type	8-K
Document Period End Date	Sep. 02, 2021
Entity Registrant Name	SIRIUS XM HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34295
Entity Tax Identification Number	38-3916511
Entity Address, Address Line One	1221 Avenue of the Americas
Entity Address, Address Line Two	35th Fl.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	584-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SIRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false